Significant Accounting Policies (Details) - Schedule of Fair Value for Options Granted Using the Black-Scholes Option-Pricing Model	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value for Options Granted Using the Black-Scholes Option-Pricing Model [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	80.00%	80.00%	80.00%
Risk-free interest		3.00%	0.81%
Expected life (in years)	5 years	5 years	5 years
Minimum [Member]
Schedule of Fair Value for Options Granted Using the Black-Scholes Option-Pricing Model [Line Items]
Risk-free interest	3.87%
Maximum [Member]
Schedule of Fair Value for Options Granted Using the Black-Scholes Option-Pricing Model [Line Items]
Risk-free interest	4.80%